Parent-Only Financial Statements - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues
Operating expenses:
Selling and marketing expenses
General and administrative expenses	683,178	95,039	471,664	5,822,906
Total operating expenses	683,178	95,039	471,664	5,822,906
Loss from operations	(683,178)	(95,039)	(471,664)	(5,822,906)
Finance income (expense)	(13,140)	(1,828)	110,971	66,144
Investment income				53,809
Income (loss) from investment in subsidiaries	(112,490,730)	(15,648,925)	(252,463,079)	36,821,839
Net income (loss) attributable to Nano Labs Ltd	(113,187,048)	(15,745,792)	(252,823,772)	31,118,886
Net income (loss)	(113,187,048)	(15,745,792)	(252,823,772)	31,118,886
Other comprehensive income (loss)
Foreign currency translation adjustment	6,392,795	889,320	155,229	4,566,656
Total comprehensive income (loss) attributable to Nano Labs Ltd	¥ (106,794,253)	$ (14,856,472)	¥ (252,668,543)	¥ 35,685,542